Fair value measurement of financial instruments - Additional information (Details) £ in Thousands			3 Months Ended				9 Months Ended
	Jun. 21, 2022 GBP (£)	Apr. 27, 2021 GBP (£)	Sep. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£) contract	Sep. 30, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Loss on change in fair value of derivatives			£ 0		£ 0		£ 11,287	£ 0
Short term bank deposits	£ 100,000		£ 100,646				£ 100,646		£ 0
Short-term bank deposits, term	12 months
Short-term bank deposits, interest rate	2.35%
Foreign exchange forward contract
Disclosure of financial assets and liabilities [Line Items]
Loss on change in fair value of derivatives				£ 11,287
Derivative, number of instruments held | contract				1
Foreign exchange forward contract | Minimum
Disclosure of financial assets and liabilities [Line Items]
Derivative, term of contract				1 month
Foreign exchange forward contract | Maximum
Disclosure of financial assets and liabilities [Line Items]
Derivative, term of contract				3 months
SoftBank
Disclosure of financial assets and liabilities [Line Items]
Agreement term		1 year
SoftBank | Foreign exchange contract
Disclosure of financial assets and liabilities [Line Items]
Derivative financial assets						£ 1,362
Loss on change in fair value of derivatives					£ 1,362
Gains on change in fair value of derivatives						£ 1,362
Series D Preferred Shares | SoftBank
Disclosure of financial assets and liabilities [Line Items]
Issue of shares		£ 216,174